EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of distribution of capital

	Total
Shareholders	Number	%
Controlling Group	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	407,279,213	24.09%
Telefónica	503,329,803	29.77%
SP Telecomunicações Participações	332,695,590	19.67%
Telefónica Chile	936,513	0.05%
Other shareholders	432,697,152	25.59%
Treasury Shares	14,046,652	0.83%
Total shares	1,690,984,923	100.00%
Treasury Shares	(14,046,652)
Total shares outstanding	1,676,938,271

Schedule of other capital reserves

	12.31.21	12.31.20
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders’ Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Effects of the acquisition of Terra Networks by TData (6)	(59,029)	(59,029)
Effects of the acquisition of TIS by Terra Networks (7)	(48,135)	(48,135)
Effects of the acquisition and sale of CyberCo Brasil (8)	39,521	39,521
Equity effects of FiBrasil (9)	2,182	—
Effects of the sale of CloudCo Brasil (10)	31,367	—
Effects of the sale of IoTCo Brasil (11)	34,644	—
Other	60	78
Total	1,297,905	1,229,730
(1)	It refers the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.
(2)	The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders’ Meeting held on March 12, 2015.
(3)	The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.
(4)	The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.
(5)

Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, 35 and 36. It would be recorded in equity when there is no change in the shareholding control.

(6)

The effects refer the acquisition of Terra Networks by TData, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired.

(7)

The effects refer the acquisition of TIS by Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired.

(8)

Refers to the effects on the Company and on a subsidiary, due to the acquisition and sale of CyberCo Brasil, referring to the difference between the consideration received in exchange for the alienated shareholding (Note 1.c).

(9)	Refers to the effects on the Company arising from events in FiBrasil’s equity (note 1.c).
(10)	Refers to the effects on the Company, due to the sale of equity interest in CloudCo Brasil (note 1.c).
(11)	Refers to the effects on the Company of the sale of equity interest in IoTCo Brasil (note 1.c)

Schedule of calculation of dividends and interest on equity

	2021	2020
Net income for the year	6,239,364	4,770,527
Allocation to legal reserve	(311,968)	(238,526)
(-) Tax incentives - not distributable	(43,009)	(18,766)
Adjusted net income	5,884,387	4,513,235
Dividend and IOE distributed for the year:	(4,235,000)	(3,830,000)
Interest on equity (gross)	(2,735,000)	(2,630,000)
Interim dividends	(1,500,000)	(1,200,000)
Balance of unallocated net income	1,649,387	683,235
(+) Reversal special reserve for modernization and expansion	—	600,000
(+) Unclaimed dividends and interest on equity	116,236	99,788
(+) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	262,901	204,495
Income available to be distributed	2,028,524	1,587,518
Proposal for Distributions:
Additional proposed dividends	2,028,524	1,587,518
Proposed additional dividends - Net income for the year	2,028,524	987,518
Proposed additional dividends - Based on prior year’s net income, referring to the reversal of the special reserve for expansion and modernization	—	600,000
Total	2,028,524	1,587,518
Mandatory minimum dividend - 25% of adjusted net income	1,471,097	1,128,309

Schedule of allocation of interim dividends and interest on equity

2021

	Dates			Gross Amount
						Amount per Share,
Nature	Approval	Credit	Payment limit	Gross Amount	Net Value	Net

IOE	02/12/21	02/26/21	Until 07/31/22	150,000	127,500	0.075561
IOE	03/18/21	03/31/21	Until 07/31/22	270,000	229,500	0.136084
IOE	04/15/21	04/30/21	Until 07/31/22	280,000	238,000	0.141197
IOE	06/17/21	06/30/21	Until 07/31/22	630,000	535,500	0.317815
IOE	09/16/21	09/30/21	Until 07/31/22	600,000	510,000	0.303695
IOE	12/10/21	12/27/21	Until 07/31/22	805,000	684,250	0.408035
Dividends	12/10/21	12/27/21	Until 12/31/22	1,500,000	1,500,000	0.894487
Total				4,235,000	3,824,750

2020

	Dates			Gross Amount			Net Value			Amount per Share, Net
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/14/20	02/28/20	07/13/21	85,373	184,627	270,000	72,567	156,933	229,500	0.127456	0.140201
IOE	03/19/20	03/31/20	07/13/21	47,430	102,570	150,000	40,315	87,185	127,500	0.070809	0.077890
IOE	06/17/20	06/30/20	07/13/21	284,578	615,422	900,000	241,891	523,109	765,000	0.424852	0.467337
IOE	09/17/20	09/28/20	07/13/21	205,528	444,472	650,000	174,699	377,801	552,500	0.306837	0.337521
IOE	11/16/20	11/27/20	07/13/21	400,000	—	400,000	340,000	—	340,000	0.201367	—
IOE	12/11/20	12/28/20	07/13/21	260,000	—	260,000	221,000	—	221,000	0.130911	—
Dividends	12/11/20	12/28/20	10/05/21	1,200,000	—	1,200,000	1,200,000	—	1,200,000	0.710827	—
Total				2,482,909	1,347,091	3,830,000	2,290,472	1,145,028	3,435,500

Schedule of changes in equity valuation adjustment

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.19	(9,081)	—	39,818	30,737
Translation gains	—	—	39,008	39,008
Losses derivative contracts	—	(4,147)	—	(4,147)
Gains on financial assets at fair value through other comprehensive income	290	—	—	290
Balance on 12.31.20	(8,791)	(4,147)	78,826	65,888
Translation losses	—	—	(1,186)	(1,186)
Gains derivative contracts	—	3,738	—	3,738
Losses on financial assets at fair value through other comprehensive income	(283)	—	—	(283)
Balance on 12.31.21	(9,074)	(409)	77,640	68,157

Schedule of calculation of earnings per share

	2021	2020	2019
Net income for the year	6,239,364	4,770,527	5,001,014
Common shares	6,239,364	1,991,046	1,581,308
Preferred shares	n.a.	2,779,481	3,419,706

Number of shares (thousands):	1,683,095	1,688,615	1,688,694
Weighted average number of outstanding common shares for the year	1,683,095	685,522	569,354
Weighted average number of outstanding preferred shares for the year	n.a.	1,003,093	1,119,340

Basic and diluted earnings per share:
Common shares	3.71	2.90	2.78
Preferred shares	n.a.	2.77	3.06

Schedule of consolidated information presented the amounts of interest held by controlling and non-controlling shareholders

	CloudCo Brasil	IoTCo Brasil	Total
Equity at closing date	95,368	82,688	178,056
Company	47,694	41,352	89,046
Non-controlling shareholders	47,674	41,336	89,010
Net equity movements after closing	(7)	—	(7)
Company	(4)	—	(4)
Non-controlling shareholders	(3)	—	(3)
Statements of income movements after closing	(18,516)	(1,503)	(20,019)
Company	(9,260)	(752)	(10,012)
Non-controlling shareholders	(9,256)	(751)	(10,007)
Equity on 12.31.21	76,845	81,185	158,030
Company	38,430	40,600	79,030
Non-controlling shareholders	38,415	40,585	79,000

Schedule of reconciliation of parent company and consolidated net income

Company net income	6,239,364
Participation of non-controlling shareholders	(10,007)
Cloud Co	(9,256)
IoT Co	(751)
Consolidated net income	6,229,357